Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term investments
Fair Value	$ 39.9	$ 136.7
Long-term investments
Cost Basis	85.2	83.6
Certificates of deposit
Short-term investments
Cost Basis	39.9	136.7
Unrealized Gain	0.0	0.0
Fair Value	39.9	136.7
Assets held in rabbi trusts
Long-term investments
Cost Basis	9.3	9.3
Unrealized Gain	0.0	0.4
Fair Value	$ 9.3	$ 9.7